Morgan, Lewis & Bockius LLP
  1111 Pennsylvania Avenue, NW
  Washington, DC  20004

  September 30, 2002

US Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:      STI Classic Funds(File Nos. 033-45671 and 811-06557)
         Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, STI Classic Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the prospectuses and Statements of Additional Information dated October 1, 2002 for the STI Classic Funds do not differ from that contained in the Fund's Post-Effective Amendment No. 43 which was filed via EDGAR on September 30,2002.

Please contact me at (202) 739-5654 if you have any questions or comments concerning this filing.


Sincerely,

/s/ W. John McGuire
--------------------------------------------
W. John McGuire